Summary of Significant Accounting Policies - Summary of Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2017
Bank license [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	indefinite
Bottom of range [member] | Customer relationship and contract rights [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	4 years
Bottom of range [member] | Computer software [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Trademarks and other intangible assets [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	3 years
Top of range [member] | Customer relationship and contract rights [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	15 years
Top of range [member] | Computer software [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	10 years
Top of range [member] | Trademarks and other intangible assets [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	6 years